Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Statement Schedule I Condensed Financial Information of Parent Company

BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2017	2018	2018
	RMB	RMB	US$
			(Note2)
Assets
Current assets:
Cash and cash equivalents	34,470	458,371	66,667
Term deposit	—	96,969	14,104
Prepaid expenses and other current assets	14,284	3,782	550
Amount due from related parties	101,624	314,658	45,765
Total current assets	150,378	873,780	127,086
Investments in subsidiaries	435,085	963,064	140,072
Total assets	585,463	1,836,844	267,158
Liabilities
Current liabilities:
Accrued expense and other current liabilities	10,070	4,564	664
Amount due to related parties	—	21,365	3,107
Total current liabilities	10,070	25,929	3,771
Total liabilities	10,070	25,929	3,771
Mezzanine equity
Series A convertible redeemable participating preferred shares (“Series A Preferred Shares”) (US$0.0001 par value; 71,641,792 and nil shares authorized, issued and outstanding as of December 31,2017 and 2018, respectively; liquidation value of RMB24,870 and nil as of December 31, 2017 and 2018, respectively)	26,770	—	—
Series B-1 convertible redeemable participating preferred shares (“Series B-1 Preferred Shares”) (US$0.0001 par value; 2,000,000 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively; liquidation value of RMB33,188 and nil as of December 31, 2017 and 2018, respectively)	26,906	—	—
Series B-2 convertible redeemable participating preferred shares (“Series B-2 Preferred Shares”) (US$0.0001 par value; 20,895,523 and nil shares authorized, issued and outstanding as of December 31, 2017 and 2018, respectively; liquidation value of RMB364,145 and nil as of December 31, 2017 and 2018, respectively)	295,942	—	—
Total mezzanine equity	349,618	—	—
Equity
Ordinary shares (US$0.0001 par value; 405,462,685 and nil shares authorized as of December 31, 2017 and 2018, respectively; 91,304,327 and nil shares issued and outstanding as of December 31, 2017 and 2018, respectively)	56	—	—
Class A Ordinary shares (US$0.0001 par value; nil and 9,800,000,000 shares authorized as of December 31, 2017 and 2018; nil and 57,303,093 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	36	5
Class B Ordinary shares(US$0.0001 par value; nil and 200,000,000 shares authorized as of December 31, 2017 and 2018; nil and 184,376,679 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	—	115	17
Additional paid-in capital	72,427	1,373,577	199,779
Accumulated retained earnings	131,192	340,046	49,457
Accumulated other comprehensive income	22,100	97,141	14,129
Total equity	225,775	1,810,915	263,387
Total liabilities, mezzanine equity and equity	585,463	1,836,844	267,158

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note2)
Cost	—	—	414	60
Gross profit	—	—	414	60
Operating expenses:
Selling and marketing	—	—	4,271	621
General and administrative expenses	54,916	57,898	99,881	14,528
Research and development	2,626	6,984	42,167	6,133
Total operating expenses	57,542	64,882	146,319	21,282
Operating loss	(57,542)	(64,882)	(146,733)	(21,342)
Interest Income	—	—	2,185	318
Equity in earnings of subsidiaries and VIEs	81,488	232,564	484,594	70,481
Net income	23,946	167,682	340,046	49,457

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note2)
Net income	23,946	167,682	340,046	49,457
Other comprehensive income, net of tax
Foreign currency translation adjustment	5,262	(3,175)	75,041	10,914
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)	303	9,484	—	—
Comprehensive income attributable to Huami Corporation	29,511	173,991	415,087	60,371

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF CASH FLOW

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”),

except share and share related data, or otherwise noted)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note2)
Cash Flow from Operating Activities
Net income	23,946	167,682	340,046	49,457
Equity in earnings of subsidiaries	(81,488)	(232,564)	(484,594)	(70,481)
Share-based compensation	57,736	62,787	134,709	19,592
Changes in operating assets and liabilities
Prepaid expenses and other current assets	—	(14,284)	8,625	1,255
Accrued expense and other current liabilities	2	10,043	(5,507)	(801)
Amount due to a related party	—	(8,500)	4,489	653
Net Cash provided by (used in) Operating Activities	196	(14,836)	(2,232)	(325)
Cash Flow from Investing Activities
Amount due from related parties	(122,728)	21,646	(196,158)	(28,530)
Investment in subsidiaries	(2,400)	(9,772)	(10,056)	(1,463)
Purchase of term deposits	—	—	(385,028)	(56,000)
Maturity of term deposits	—	—	288,771	42,000
Proceed received from loan to third parties	—	—	3,578	521
Loans provided to third party	—	—	(2,406)	(349)
Net Cash (used in) provided by Investing Activities	(125,128)	11,874	(301,299)	(43,821)
Cash Flow from Financing Activities
Net proceeds from initial public offering	—	—	657,062	95,566
Exercise of share options	24	89	3,486	506
Payment for repurchase of ordinary shares	—	—	(8,157)	(1,186)
Net Cash provided by Financing Activities	24	89	652,391	94,886
Net decrease in cash and cash equivalent	(124,908)	(2,873)	348,860	50,740
Effect of exchange rate changes	5,565	(3,175)	75,041	10,914
Cash and cash equivalents at beginning of the year	159,861	40,518	34,470	5,013
Cash and cash equivalents at end of the year	40,518	34,470	458,371	66,667

The accompanying notes are an integral part of these condensed consolidated financial statement.